PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited)

Voya High Yield Portfolio
Principal
Amount † RA Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES : 94.0%
Basic Materials : 4.3%
2,885,000
(1)
Arsenal AIC Parent
LLC, 8.000%,
10/01/2030 $ 3,058,236
1.0
2,275,000
(1)
Capstone Copper Corp.,
6.750%,
03/31/2033 2,345,273
0.7
1,540,000  Celanese US Holdings
LLC, 6.750%,
04/15/2033 1,534,465
0.5
3,265,000
(1)
Chemours Co., 8.000%,
01/15/2033 3,249,979
1.0
3,255,000
(1)
Cleveland-Cliffs, Inc.,
7.625%,
01/15/2034 3,356,100
1.1
5,000
(1)
Constellium SE,
6.375%,
08/15/2032 5,115
0.0
13,549,168
4.3
Communications : 12.3%
1,685,000  CCO Holdings LLC
/ CCO Holdings
Capital Corp., 4.500%,
05/01/2032 1,534,515
0.5
3,110,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 6.375%,
09/01/2029 3,155,285
1.0
2,945,000
(1)
CCO Holdings LLC
/ CCO Holdings
Capital Corp., 7.375%,
03/01/2031 3,040,447
1.0
2,400,000
(1)
Directv Financing LLC,
8.875%,
02/01/2030 2,373,531
0.8
4,445,000
(1)
Frontier
Communications
Holdings LLC, 8.750%,
05/15/2030 4,647,070
1.5
4,475,000
(1)
Gen Digital, Inc.,
6.250%,
04/01/2033 4,579,622
1.4
2,305,000
(1)
Gray Media, Inc.,
9.625%,
07/15/2032 2,356,892
0.7
2,870,000
(1)
Nexstar Media, Inc.,
5.625%,
07/15/2027 2,868,145
0.9
1,100,000  Northwestern Bell
Telephone, 7.750%,
05/01/2030 1,091,651
0.3
4,600,000
(1)
Sirius XM Radio, Inc.,
5.500%,
07/01/2029 4,604,738
1.5
3,725,000
(1)
Snap, Inc., 6.875%,
03/01/2033 3,811,433
1.2
895,000  TEGNA, Inc., 5.000%,
09/15/2029 891,096
0.3
3,685,000
(1)
Vmed O2 UK Financing
I PLC, 7.750%,
04/15/2032 3,876,207
1.2
38,830,632
12.3
Consumer, Cyclical : 17.5%
2,665,000
(1)
1011778 BC ULC /
New Red Finance, Inc.,
6.125%,
06/15/2029 2,728,446
0.9
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Cyclical: (continued)
3,085,000
(1)
Adient Global
Holdings Ltd., 7.500%,
02/15/2033 $ 3,196,785
1.0
3,140,000
(1)
Advance Auto
Parts, Inc., 7.375%,
08/01/2033 3,240,496
1.0
2,865,000
(1)
Amer Sports Co.,
6.750%,
02/16/2031 2,990,859
0.9
2,315,000
(1)
American Axle &
Manufacturing, Inc.,
7.750%,
10/15/2033 2,334,494
0.7
1,495,000  Bath & Body Works,
Inc., 6.875%,
11/01/2035 1,557,344
0.5
4,750,000
(1)
Caesars Entertainment,
Inc., 6.000%,
10/15/2032 4,681,528
1.5
2,350,000
(1)
Carnival Corp., 5.750%,
08/01/2032 2,394,481
0.8
1,530,000
(1)
Churchill Downs, Inc.,
6.750%,
05/01/2031 1,569,941
0.5
3,170,000
(1)
Clarios Global L.P. /
Clarios US Finance Co.,
6.750%,
09/15/2032 3,242,228
1.0
2,315,000
(1)
Garrett Motion Holdings,
Inc. / Garrett LX I Sarl,
7.750%,
05/31/2032 2,430,294
0.8
3,075,000  Goodyear Tire &
Rubber Co., 6.625%,
07/15/2030 3,122,491
1.0
2,235,000
(1)
Group 1 Automotive,
Inc., 6.375%,
01/15/2030 2,290,671
0.7
3,665,000
(1)
Light & Wonder
International, Inc.,
7.500%,
09/01/2031 3,814,305
1.2
4,325,000
(1)
NCL Corp. Ltd.,
6.750%,
02/01/2032 4,450,670
1.4
3,110,000
(1)
Newell Brands, Inc.,
8.500%,
06/01/2028 3,297,334
1.0
2,410,000
(1)
Royal Caribbean
Cruises Ltd., 5.375%,
07/15/2027 2,431,632
0.8
1,575,000
(1)
SeaWorld Parks &
Entertainment, Inc.,
5.250%,
08/15/2029 1,549,869
0.5
1,540,000
(1)
Station Casinos LLC,
6.625%,
03/15/2032 1,583,057
0.5
2,400,000
(1)
Tenneco, Inc., 8.000%,
11/17/2028 2,406,109
0.8
55,313,034
17.5
Consumer, Non-cyclical : 14.3%
3,625,000
(1)
Avis Budget Car Rental
LLC / Avis Budget
Finance, Inc., 8.000%,
02/15/2031 3,753,035
1.2
2,940,000
(1)
Concentra Escrow
Issuer Corp., 6.875%,
07/15/2032 3,056,518
1.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Consumer, Non-cyclical: (continued)
2,260,000
(1)
DaVita, Inc., 6.750%,
07/15/2033 $ 2,332,406
0.7
3,640,000
(1)
EquipmentShare.
com, Inc., 8.625%,
05/15/2032 3,934,454
1.3
2,425,000
(1)
Global Medical
Response, Inc.,
7.375%,
10/01/2032 2,497,592
0.8
3,765,000
(1)
Herc Holdings, Inc.,
7.250%,
06/15/2033 3,933,284
1.2
3,000,000
(1)
Insulet Corp., 6.500%,
04/01/2033 3,121,596
1.0
3,915,000
(1)
Medline Borrower L.P.,
5.250%,
10/01/2029 3,884,045
1.2
3,485,000
(1)
Organon & Co /
Organon Foreign Debt
Co-Issuer BV, 7.875%,
05/15/2034 3,232,864
1.0
3,755,000
(1)
Performance Food
Group, Inc., 6.125%,
09/15/2032 3,850,981
1.2
3,800,000
(1)
Post Holdings, Inc.,
6.375%,
03/01/2033 3,844,874
1.2
4,440,000
(1)
Shift4 Payments LLC
/ Shift4 Payments
Finance Sub, Inc.,
6.750%,
08/15/2032 4,593,651
1.5
2,960,000
(1)
Williams Scotsman,
Inc., 6.625%,
04/15/2030 3,049,481
1.0
45,084,781
14.3
Energy : 8.8%
2,920,000
(1)
CITGO Petroleum
Corp., 8.375%,
01/15/2029 3,041,741
1.0
2,250,000
(1)
Civitas Resources, Inc.,
8.750%,
07/01/2031 2,307,962
0.7
2,970,000
(1)
CNX Resources Corp.,
7.375%,
01/15/2031 3,064,247
1.0
2,280,000
(1)
Northern Oil and
Gas, Inc., 8.750%,
06/15/2031 2,358,307
0.8
2,245,000
(1)
Permian Resources
Operating LLC, 6.250%,
02/01/2033 2,288,486
0.7
1,555,000
(1)
SM Energy Co.,
7.000%,
08/01/2032 1,557,334
0.5
3,095,000
(1)
Sunoco L.P., 6.250%,
07/01/2033 3,152,466
1.0
3,136,905
(1)
Transocean Titan
Financing Ltd., 8.375%,
02/01/2028 3,222,548
1.0
1,175,000
(1)
Venture Global
LNG, Inc., 7.000%,
01/15/2030 1,216,701
0.4
3,040,000
(1)
Venture Global
Plaquemines LNG LLC,
6.750%,
01/15/2036 3,230,918
1.0
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Energy: (continued)
2,290,000
(1)
Weatherford
International Ltd.,
8.625%,
04/30/2030 $ 2,342,569
0.7
27,783,279
8.8
Financial : 12.2%
5,955,000
(1)
Iron Mountain, Inc.,
6.250%,
01/15/2033 6,078,656
1.9
1,150,000
(1)
Nationstar Mortgage
Holdings, Inc., 5.125%,
12/15/2030 1,165,870
0.4
2,865,000
(1)
Nationstar Mortgage
Holdings, Inc., 7.125%,
02/01/2032 2,998,847
0.9
4,440,000  Navient Corp., 7.875%,
06/15/2032 4,677,575
1.5
6,770,000  OneMain Finance
Corp., 7.125%,
09/15/2032 7,002,128
2.2
4,420,000
(1)
Panther Escrow
Issuer LLC, 7.125%,
06/01/2031 4,600,416
1.5
2,980,000
(1)
PennyMac Financial
Services, Inc., 6.875%,
02/15/2033 3,080,909
1.0
750,000
(1)
PennyMac Financial
Services, Inc., 7.875%,
12/15/2029 796,494
0.2
2,980,000
(1)
PRA Group, Inc.,
8.375%,
02/01/2028 3,050,355
1.0
3,830,000
(1)
Rocket Cos., Inc.,
6.375%,
08/01/2033 3,957,784
1.2
1,325,000
(1)
Ryan Specialty LLC,
5.875%,
08/01/2032 1,340,822
0.4
38,749,856
12.2
Industrial : 18.2%
2,990,000
(1)
AAR Escrow Issuer
LLC, 6.750%,
03/15/2029 3,080,118
1.0
2,460,000
(1)
AmeriTex HoldCo
Intermediate LLC,
7.625%,
08/15/2033 2,562,664
0.8
2,985,000
(1)
Axon Enterprise, Inc.,
6.250%,
03/15/2033 3,079,911
1.0
4,530,000
(1)
Bombardier, Inc.,
6.750%,
06/15/2033 4,732,982
1.5
3,250,000
(1)
Builders FirstSource,
Inc., 6.375%,
06/15/2032 3,362,356
1.1
3,725,000
(1)
Chart Industries, Inc.,
7.500%,
01/01/2030 3,881,394
1.2
4,425,000
(1)
Fortress Transportation
and Infrastructure
Investors LLC, 7.875%,
12/01/2030 4,706,085
1.5
2,275,000
(1)
GFL Environmental,
Inc., 6.750%,
01/15/2031 2,383,451
0.8

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya High Yield Portfolio
Principal
Amount† Value
Percentage
of Net
Assets
CORPORATE BONDS/NOTES: (continued)
Industrial: (continued)
3,720,000
(1)
Mauser Packaging
Solutions Holding Co.,
7.875%,
04/15/2027 $ 3,761,117
1.2
2,285,000
(1)
Owens-Brockway Glass
Container, Inc., 7.250%,
05/15/2031 2,328,931
0.7
1,600,000
(1)
Quikrete Holdings, Inc.,
6.375%,
03/01/2032 1,658,598
0.5
2,985,000
(1)
Quikrete Holdings, Inc.,
6.750%,
03/01/2033 3,105,739
1.0
2,230,000
(1)
Stonepeak Nile
Parent LLC, 7.250%,
03/15/2032 2,350,101
0.7
3,120,000
(1)
TransDigm, Inc.,
6.375%,
05/31/2033 3,162,878
1.0
3,170,000
(1)
TransDigm, Inc.,
6.750%,
01/31/2034 3,279,917
1.0
2,980,000
(1)
Waste Pro USA, Inc.,
7.000%,
02/01/2033 3,094,125
1.0
3,000,000
(1)
WESCO Distribution,
Inc., 6.375%,
03/15/2033 3,112,015
1.0
3,595,000
(1)
XPO, Inc., 7.125%,
06/01/2031 3,765,680
1.2
57,408,062
18.2
Technology : 5.4%
2,290,000
(1)
CACI International, Inc.,
6.375%,
06/15/2033 2,365,114
0.7
3,820,000
(1)
Cloud Software
Group, Inc., 6.500%,
03/31/2029 3,858,660
1.2
1,100,000
(1)
CoreWeave, Inc.,
9.250%,
06/01/2030 1,137,404
0.4
3,480,000
(1)
McAfee Corp., 7.375%,
02/15/2030 3,232,072
1.0
4,060,000
(1)
Seagate Data Storage
Technology Pte Ltd.,
8.500%,
07/15/2031 4,308,301
1.4
2,240,000
(1)
UKG, Inc., 6.875%,
02/01/2031 2,313,002
0.7
17,214,553
5.4
Utilities : 1.0%
3,105,000
(1)
NRG Energy, Inc.,
6.250%,
11/01/2034 3,184,848
1.0
Total Corporate Bonds/
Notes
(Cost $293,861,883)
297,118,213
94.0
CONVERTIBLE BONDS/NOTES : 0.0%
Financial : 0.0%
499,200
(1)
Lehman Brothers
Holdings, Inc., SD,
8.160%,
05/30/2009 1,303
0.0
Total Convertible
Bonds/Notes
(Cost $451,666)
1,303
0.0
Shares RA Value
Percentage
of Net
Assets
COMMON STOCK : 0.0%
Consumer Discretionary : —%
1,476
(1)(2)
Perseus Holding Corp.
$ —
—
Energy : 0.0%
2
(3)
Amplify Energy Corp.

0.0
424,441
(2)
Ascent Resources -
Utica LLC - Class A
5,093
0.0
2,000
(2)(4)
Green Field Energy
Services, Inc.
—
—
5,103
0.0
Health Care : 0.0%

(3)
Option Care Health, Inc.
2,443
0.0
Total Common Stock
(Cost $11,832)
7,546
0.0
PREFERRED STOCK : —%
Consumer Discretionary : —%

(1)(2)
Perseus Holding Corp.
—
—
Total Preferred Stock
(Cost $–)
—
—
Total Long-Term
Investments
(Cost $294,325,381)
297,127,062
94.0
Shares RA Value
Percentage
of Net
Assets
SHORT-TERM INVESTMENTS : 5.2%
Mutual Funds : 5.2%
16,365,218
(5)
BlackRock Liquidity
Funds, FedFund,
Institutional Class,
4.030%
(Cost $16,365,218) $ 16,365,218 5.2
Total Short-Term
Investments
(Cost $16,365,218)
16,365,218
5.2
Total Investments in
Securities
(Cost $310,690,599) $ 313,492,280 99.2
Assets in Excess of
Other Liabilities
2,595,032 0.8
Net Assets $ 316,087,312 100.0

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya High Yield Portfolio
†
Unless otherwise indicated, principal amount is shown in USD.
(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualiﬁed institutional buyers.
(2)
For fair value measurement disclosure purposes, security is
categorized as Level 3, whose value was determined using
significant unobservable inputs.
(3)
Non-income producing security.
(4)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2025, the Portfolio held restricted securities with a fair value of $– or —% of net assets. Please refer to the table below for additional details.
(5)
Rate shown is the 7-day yield as of September 30, 2025.

PORTFOLIO OF INVESTMENTS
as of September 30, 2025 (Unaudited) (continued)

Voya High Yield Portfolio
Fair Value Measurements
The following is a summary of the fair valuations according to the inputs used as of September 30, 2025 in valuing the assets and liabilities:
Quoted Prices
in Active Markets
for Identical
Investments
(Level 1)
Signiﬁcant Other
Observable
Inputs
(Level 2)
Signiﬁcant
Unobservable
Inputs
(Level 3)
Fair Value
at
September 30,
2025
Asset Table
Investments, at fair value
Common Stock
Consumer Discretionary $ — $ — $ — $ —
Energy 10 — 5,093 5,103
Health Care 2,443 — — 2,443
Total Common Stock 2,453 — 5,093 7,546
Corporate Bonds/Notes — 297,118,213 — 297,118,213
Convertible Bonds/Notes — 1,303 — 1,303
Preferred Stock — — — —
Short-Term Investments 16,365,218 — — 16,365,218
Total Investments, at fair value $ 16,367,671 $ 297,119,516 $ 5,093 $ 313,492,280
At September 30, 2025, Voya High Yield Portfolio held the following restricted securities:
Security Acquisition Date Acquisition Cost Fair Value
Green Field Energy Services, Inc. 8/25/2019 $ — $ —
$ — $ —
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation $ 3,428,456
Gross Unrealized Depreciation (626,775)
Net Unrealized Appreciation $ 2,801,681